Leases - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of Leases [Abstract]
Weighted average remaining lease term (in years)			13 years 2 months 12 days
Weighted average discount rate (as a percent)	4.40%		4.40%
Additions (disposals) to right-of-use assets, net	$ 41	$ 5	$ 78	$ 27
Interest expense	$ 7	$ 6	20	17
Cash outflow for leases			$ 52	$ 80